Income Taxes - Reconciliation of Unrecognized Tax Benefits and Interest and Penalties (Detail) - USD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized tax benefits, Beginning balance	$ 700,000	$ 700,000	$ 4,900,000
Unrecognized tax benefits, Additions for tax positions of the current year	0	100,000	200,000
Unrecognized tax benefits, Reductions in tax positions of prior year	0	(100,000)	(4,100,000)
Unrecognized tax benefits, Settlements paid during the current period			(300,000)
Unrecognized tax benefits, Ending Balance	700,000	700,000	700,000
Interest and Penalties, Beginning balance	0	0	300,000
Interest And Penalties, Reductions in tax position of prior year			(300,000)
Interest and Penalties, Ending Balance	$ 0	$ 0	$ 0